Restructuring Costs, Net (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Components of Restructuring Costs, Net

The components of restructuring costs, net are as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Manufacturing and distribution footprint optimization	$(13.7)	$(2.2)	$(0.4)
Severance	(3.2)	(3.3)	(2.4)
Impairment of property, plant and equipment	(0.5)	(2.6)	(2.2)
Gains on sale of land, buildings and equipment	0.5	0.1	0.4
Curtailment and settlement gains (losses)	—	0.4	(1.3)

	$(16.9)	$(7.6)	$(5.9)

Summary of Activities in Accrued Restructuring Reserves, Including Pension Obligations and Property, Plant and Equipment

The following table summarizes the activity in accrued restructuring reserves, including pension obligations and property, plant and equipment, during the years ended December 31, 2014 and 2013 (in millions):

	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	3.3	2.6	(0.4)	2.1	7.6
Usage	(3.2)	(2.6)	(0.5)	(2.1)	(8.4)

Balance at December 31, 2013	$1.4	$—	$—	$—	$1.4

Charges	3.2	0.5	—	13.2	16.9
Usage	(4.4)	(0.5)	—	(13.2)	(18.1)

Balance at December 31, 2014	$0.2	$—	$—	$—	$0.2